Marketable Securities And Other Investments (Maturities Of Debt Securities Classified As Held-To-Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Due within 1 year, Carrying Amount	¥ 260,753	¥ 265,682
Due after 1 year through 5 years, Carrying Amount	2,335	1,131
Due after 5 years through 10 years, Carrying Amount	1,166	963
Due after 10 years, Carrying Amount	303
Total Carrying Amount	264,557	267,776
Due within 1 year, Fair value	260,753	265,691
Due after 1 year through 5 years, Fair value	2,346	1,129
Due after 5 years through 10 years, Fair value	1,166	979
Due after 10 years, Fair value	301
Total Fair value	¥ 264,566	¥ 267,799